Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Proposal Profit Appropriation [line items]
Summary of Proposal for Profit Appropriation

	2025	2024

Final dividend on common shares	318	303

To be added to retained earnings	659	385

Net result attributable to owners of Aegon Ltd.	977	688